DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Schedule Of Maturities Of Time Deposits [Table Text Block]
The scheduled maturities of time deposits at December 31, 2012 are as follows:
Total Time Deposits
(dollars in thousands)
Three months or less	$27384
Over three months through twelve months	54,301
Over one year through two years	36,782
Over two years through three years	47,273
Over three years through four years	48,433
Over four years through five years	46,596
Over five years	659
$261,428